Annual Total Returns (dei_DocumentInformationDocumentAxis, Class A)	0 Months Ended
Jan. 28, 2013
(Delaware Healthcare Fund) | Class A
Bar Chart Table:
Annual Return 2008	(12.81%)
Annual Return 2009	61.31%
Annual Return 2010	15.84%
Annual Return 2011	2.78%
Annual Return 2012	18.96%
(Delaware Smid Cap Growth Fund) | Class A
Bar Chart Table:
Annual Return 2003	39.14%
Annual Return 2004	12.17%
Annual Return 2005	9.98%
Annual Return 2006	4.97%
Annual Return 2007	12.28%
Annual Return 2008	(41.61%)
Annual Return 2009	44.49%
Annual Return 2010	35.03%
Annual Return 2011	7.96%
Annual Return 2012	10.38%